CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 18,419	€ 18,419	€ 18,419
Intangible assets	6,605	6,606	6,604
Property, plant and equipment	2,090	2,666	878
Other financial assets	5,358	5,919	12,870
Other non-current assets	625	948	2,320
Total non-current assets	33,097	34,558	41,090
Current assets
Other financial assets	21,415	7,554	9,186
Other receivables and assets	13,144	18,896	24,845
Cash and cash equivalents	516,685	144,221	251,942
Total current assets	551,244	170,671	285,972
TOTAL ASSETS	584,341	205,228	327,062
Shareholders’ equity
Share capital	785	633	629
Premiums related to share capital	1,190,593	478,905	478,218
Translation reserve	2,309	(75)	112
Retained earnings	(402,380)	(262,637)	(135,209)
Net loss for the period	(336,102)	(176,242)	(147,740)
Total shareholders’ equity	455,205	40,584	196,010
Non-current liabilities
Retirement benefit obligations	627	756	629
Provisions	28,849	819	30
Borrowings	554	29,056	2,563
Convertible loan notes	0	23,370	21,643
Derivative instruments	0	3,620	0
Royalty certificates	30,237	13,023	12,229
Other financial liabilities	0	0	3,262
Deferred tax liabilities	5,848	0	0
Total non-current liabilities	66,114	70,645	40,356
Current liabilities
Borrowings	1,302	22,195	1,655
Convertible loan notes	0	21,574	29,605
Derivative instruments	0	1,166	2,579
Other financial liabilities	0	0	3,509
Provisions	17,030	532	0
Trade payables and other current liabilities	37,552	43,824	47,221
Tax and employee-related payables	7,137	4,709	6,073
Deferred income	0	0	52
Total current liabilities	63,021	93,999	90,695
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 584,341	€ 205,228	€ 327,062